Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Spectrum Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
T. Rowe Price Spectrum Growth Fund

Supplement to Prospectus Dated May 1, 2019

Effective October 1, 2019, the T. Rowe Price Dividend Growth Fund and the T. Rowe Price Growth & Income Fund will be added to the list of underlying funds in which the Spectrum Growth Fund can invest. Allocations to the new underlying funds are expected to be implemented over the next several quarters.

Effective October 1, 2019, on page 2, the Asset Allocation Ranges for Underlying Funds table is supplemented as follows:

Asset Allocation Ranges for Underlying Funds

Spectrum Growth Fund	Investment Range
Dividend Growth	0%-25%
Growth & Income	0%-25%

Spectrum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
T. Rowe Price Spectrum Growth Fund

Supplement to Prospectus Dated May 1, 2019

Effective October 1, 2019, the T. Rowe Price Dividend Growth Fund and the T. Rowe Price Growth & Income Fund will be added to the list of underlying funds in which the Spectrum Growth Fund can invest. Allocations to the new underlying funds are expected to be implemented over the next several quarters.

Effective October 1, 2019, on page 2, the Asset Allocation Ranges for Underlying Funds table is supplemented as follows:

Asset Allocation Ranges for Underlying Funds

Spectrum Growth Fund	Investment Range
Dividend Growth	0%-25%
Growth & Income	0%-25%